Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Award Grant Policy

Delta’s equity award grant policy provides objective and standardized criteria for the timing, practices and procedures used in granting equity awards. Under this policy, the Personnel & Compensation Committee generally will consider approval of annual equity awards for management employees in the first quarter of the calendar year. However, if circumstances arise and the Personnel & Compensation Committee determines that it is advisable to grant equity awards at another time, it may decide to do so. Once approved, the grant date of these awards generally will be the later of (1) the date the Personnel & Compensation Committee approves the awards and (2) the third business day following the date on which Delta publicly announces its financial results for the most recently completed fiscal year. Equity awards for new hires, promotions or other off-cycle grants may be approved as appropriate and, once approved, these awards generally will be made on the later of (1) the date on which the grant is approved and (2) the third business day following the date on which Delta publicly announces its quarterly or annual financial results if this date is in the same month as the grant.  The grant date of awards may also be designated to be a date later than those specified above.

Although Delta does not currently grant stock option awards to employees, the equity award grant policy prohibits the granting of stock options or option-like instruments to officers who are subject to Section 16 of the Securities Act of 1933 during the period starting four business days before and ending one business day after the filing of Delta’s Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that discloses material non-public information.

Award Timing Method	Delta’s equity award grant policy provides objective and standardized criteria for the timing, practices and procedures used in granting equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although Delta does not currently grant stock option awards to employees, the equity award grant policy prohibits the granting of stock options or option-like instruments to officers who are subject to Section 16 of the Securities Act of 1933 during the period starting four business days before and ending one business day after the filing of Delta’s Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that discloses material non-public information.